UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

625 Madison Avenue, 3rd Floor New York, NY	10022
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Ste. 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (95.4%)
3SBio, Inc. (Biotechnology)	642,500	$1,370,331
AIA Group Ltd. (Insurance)	298,000	2,600,779
Al Rajhi Bank (Banks)	19,700	464,419
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	18,332	3,432,300
Alsea SAB de CV (Hotels, Restaurants & Leisure)	162,581	560,296
Amorepacific Corp. (Personal Products)	4,150	992,512
Baidu, Inc. ADR* (Internet Software & Services)	5,827	1,440,318
Banco do Brasil SA (Banks)	169,935	1,470,805
Brilliance China Automotive Holdings Ltd. (Automobiles)	776,000	1,012,415
Capitec Bank Holdings Ltd. (Banks)	11,800	853,196
CD Projekt SA* (Software)	10,200	551,419
Cemex SAB de CV ADR* (Construction Materials)	99,690	742,691
China Construction Bank Corp. (Banks)	1,561,000	1,414,065
China Vanke Co. Ltd. (Real Estate Management & Development)	233,900	746,508
Cipla Ltd. (Pharmaceuticals)	163,294	1,527,101
Clicks Group Ltd. (Food & Staples Retailing)	49,500	726,928
Commercial International Bank (Banks)	106,100	500,016
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	474,000	1,238,024
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	32,565	1,340,049
Dalmia Bharat Ltd. (Construction Materials)	35,584	1,372,718
DP Eurasia NV* (Hotels, Restaurants & Leisure)	406,275	829,590
E-Mart Co. Ltd. (Food & Staples Retailing)	5,051	986,717
FirstRand Ltd. (Diversified Financial Services)	202,795	1,067,448
Future Retail Ltd.* (Multiline Retail)	143,225	1,116,478
Gail India Ltd. (Gas Utilities)	237,907	1,301,412
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	117,000	939,870
Grupo Financiero Banorte Sab de CV (Banks)	162,700	1,135,032
Han's Laser Technology Industry Group Co. Ltd., Class A (Machinery)	60,800	429,203
HDFC Bank Ltd. (Banks)	46,279	1,470,765
Hotel Shilla Co. Ltd. (Specialty Retail)	8,041	717,471
ICICI Bank Ltd.* (Banks)	356,537	1,581,750
IHH Healthcare Berhad (Health Care Providers & Services)	956,300	1,391,025
KAZ Minerals PLC* (Metals & Mining)	66,321	736,649
LG Chem Ltd. (Chemicals)	3,511	1,177,135
Mando Corp. (Auto Components)	34,151	1,279,327
Maruti Suzuki India Ltd. (Automobiles)	6,406	889,307
Midea Group Co. Ltd., Class A (Household Durables)	151,193	1,054,464
Mr. Price Group Ltd. (Specialty Retail)	40,650	726,325
MRV Engenharia e Participacoes SA (Household Durables)	351,100	1,241,532
Naspers Ltd. (Media)	9,441	2,325,814
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	151,523	1,000,052
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	296,500	2,750,127
PT Bank Central Asia TBK (Banks)	679,100	1,096,500
Raia Drogasil SA (Food & Staples Retailing)	72,000	1,423,231
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	111,984	1,936,615
Rumo SA* (Road & Rail)	381,127	1,505,130
Samsonite International SA (Textiles, Apparel & Luxury Goods)	238,200	901,353
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	53,088	2,195,190
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	6,879	1,408,396
Sberbank of Russia ADR (Banks)	86,430	1,217,798
SBI Life Insurance Co. Ltd. (Insurance)	154,893	1,549,382
Shinhan Financial Group Ltd. (Banks)	43,785	1,704,816

	Shares	Value
Common Stocks, continued
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	19,870	$1,533,108
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	24,200	399,284
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	263,000	2,113,554
Tencent Holdings Ltd. (Internet Software & Services)	42,100	1,905,249
Tonghua Dongbao Pharmaceutical Co. Ltd. (Health Care Equipment & Supplies)	349,821	1,116,619
Vedanta Ltd. (Metals & Mining)	379,712	1,230,271
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	70,578	681,078
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	208,800	609,659
Wuliangye Yibin Co. Ltd., Class A (Beverages)	136,951	1,447,450
X5 Retail Group NV GDR (Food & Staples Retailing)	25,520	683,936
Yandex NV* (Internet Software & Services)	27,780	998,969
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	12,831	462,942
TOTAL COMMON STOCKS
(Cost $81,340,690)		78,624,913
Preferred Stock (0.9%)
Lojas Americanas SA 10/31/18 (Multiline Retail)	161,200	776,640
TOTAL PREFERRED STOCK
(Cost $773,538)		776,640
TOTAL INVESTMENTS
(Cost $82,114,228) — 96.3%		79,401,553
Other Net Assets (Liabilities) — 3.7%		3,049,611
NET ASSETS — 100.0%		$82,451,164

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of portfolio investments.

1

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Fund	July 31, 2018 (Unaudited)

The Emerging Markets Fund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Auto Components	$1,279,327	1.6%
Automobiles	1,901,722	2.3%
Banks	12,909,162	15.5%
Beverages	1,447,450	1.8%
Biotechnology	1,370,331	1.7%
Chemicals	1,177,135	1.4%
Construction Materials	2,115,409	2.6%
Diversified Financial Services	1,067,448	1.3%
Electronic Equipment, Instruments & Components	1,807,680	2.2%
Food & Staples Retailing	4,430,471	5.3%
Gas Utilities	1,301,412	1.6%
Health Care Equipment & Supplies	1,116,619	1.4%
Health Care Providers & Services	1,391,025	1.7%
Hotels, Restaurants & Leisure	2,792,698	3.4%
Household Durables	2,295,996	2.8%
Insurance	6,900,288	8.4%
Internet & Direct Marketing Retail	2,021,127	2.5%
Internet Software & Services	7,776,836	9.3%
Machinery	429,203	0.5%
Media	2,325,814	2.8%
Metals & Mining	1,966,920	2.4%
Multiline Retail	1,893,118	2.3%
Oil, Gas & Consumable Fuels	2,936,667	3.5%
Personal Products	992,512	1.2%
Pharmaceuticals	2,765,125	3.4%
Real Estate Management & Development	746,508	0.9%
Road & Rail	1,505,130	1.8%
Semiconductors & Semiconductor Equipment	3,646,662	4.5%
Software	551,419	0.7%
Specialty Retail	1,443,796	1.8%
Technology Hardware, Storage & Peripherals	2,195,190	2.6%
Textiles, Apparel & Luxury Goods	901,353	1.1%
Other Net Assets	3,049,611	3.7%
Total	$82,451,164	100.0%

The Emerging Markets Fund invested in securities with exposure to the following countries as of July 31, 2018:

	Value	% of Net Assets
Brazil	$6,417,338	7.7%
China	19,527,045	23.7%
Egypt	500,016	0.6%
Hong Kong	6,692,441	8.1%
India	13,975,799	17.0%
Indonesia	1,096,500	1.3%
Mexico	3,047,678	3.7%
Netherlands	829,590	1.0%
Poland	551,419	0.7%
Russia	3,900,755	4.7%
Saudi Arabia	464,419	0.6%
South Africa	5,699,711	6.9%
South Korea	13,385,697	16.2%
Taiwan	2,113,554	2.6%
United Kingdom	736,649	0.9%
United States	462,942	0.6%
Other Net Assets	3,049,611	3.7%
Total	$82,451,164	100.0%

See accompanying notes to schedule of portfolio investments.

2

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (98.3%)
3SBio, Inc. (Biotechnology)	594,000	$1,266,889
AIA Group Ltd. (Insurance)	282,400	2,464,632
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	17,550	3,285,888
Amorepacific Corp. (Personal Products)	3,610	863,366
Baidu, Inc. ADR* (Internet Software & Services)	5,663	1,399,780
Brilliance China Automotive Holdings Ltd. (Automobiles)	622,000	811,497
China Construction Bank Corp. (Banks)	1,137,000	1,029,975
China Vanke Co. Ltd. (Real Estate Management & Development)	254,700	812,893
Cipla Ltd. (Pharmaceuticals)	129,206	1,208,315
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals)	420,000	1,096,983
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	26,148	1,075,990
Dalmia Bharat Ltd. (Construction Materials)	33,570	1,295,025
DBS Group Holdings Ltd. (Banks)	68,688	1,350,040
E-Mart Co. Ltd. (Food & Staples Retailing)	3,429	669,858
Future Retail Ltd.* (Multiline Retail)	115,224	898,203
Gail India Ltd. (Gas Utilities)	221,430	1,211,278
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	110,000	883,638
Han's Laser Technology Industry Group Co. Ltd., Class A (Machinery)	57,200	403,789
HDFC Bank Ltd. (Banks)	46,962	1,492,470
Health And Happiness International Holdings Ltd.* (Food Products)	154,500	1,147,609
Hotel Shilla Co. Ltd. (Specialty Retail)	8,209	732,462
HSBC Holdings PLC (Banks)	144,800	1,376,272
IHH Healthcare Berhad (Health Care Providers & Services)	1,044,000	1,518,592
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	106,366	1,073,087
Lemon Tree Hotels Ltd.* (Software)	822,469	935,442
LG Chem Ltd. (Chemicals)	4,030	1,351,140
Mando Corp. (Auto Components)	27,808	1,041,712
Maruti Suzuki India Ltd. (Automobiles)	3,225	447,707
Midea Group Co. Ltd., Class A (Household Durables)	134,999	941,522
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	276,500	2,564,621
PT Bank Central Asia TBK (Banks)	559,800	903,874
Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	95,058	1,643,902
Samsonite International SA (Textiles, Apparel & Luxury Goods)	224,100	847,998
Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	50,328	2,081,065
Samsung Sdi Co. Ltd. (Electronic Equipment, Instruments & Components)	6,620	1,355,369
SBI Life Insurance Co. Ltd. (Insurance)	151,429	1,514,732
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	39,569	349,348
Shinhan Financial Group Ltd. (Banks)	39,558	1,540,233
SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	18,427	1,421,770
Sunny Optical Technology Group Co. Ltd. (Electronic Equipment, Instruments & Components)	17,275	285,026
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	267,000	2,145,699
Tencent Holdings Ltd. (Internet Software & Services)	30,200	1,366,711
Titan Co. Ltd. (Textiles, Apparel & Luxury Goods)	24,070	320,214
Tonghua Dongbao Pharmaceutical Co. Ltd. (Health Care Equipment & Supplies)	353,276	1,127,647
Vedanta Ltd. (Metals & Mining)	373,886	1,211,395
	Shares	Value
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	53,492	$516,198
Wuliangye Yibin Co. Ltd., Class A (Beverages)	93,476	987,958
Yes Bank Ltd. (Banks)	163,332	876,320
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	12,152	438,444
TOTAL COMMON STOCKS
(Cost $55,974,137)		57,584,578
TOTAL INVESTMENTS
(Cost $55,974,137) — 98.3%		57,584,578
Other Net Assets (Liabilities) — 1.7%		974,779
NET ASSETS — 100.0%		$58,559,357

*	Non-income producing security
ADR	American Depositary Receipt

The Asia Fund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Auto Components	$1,041,712	1.8%
Automobiles	1,259,204	2.2%
Banks	8,569,184	14.6%
Beverages	987,958	1.7%
Biotechnology	1,266,889	2.2%
Chemicals	1,351,140	2.3%
Construction Materials	1,295,025	2.2%
Electronic Equipment, Instruments & Components	1,640,395	2.8%
Food & Staples Retailing	669,858	1.1%
Food Products	1,147,609	2.0%
Gas Utilities	1,211,278	2.1%
Health Care Equipment & Supplies	1,127,647	1.9%
Health Care Providers & Services	1,518,592	2.6%
Hotels, Restaurants & Leisure	1,322,082	2.2%
Household Durables	941,522	1.6%
Insurance	6,543,985	11.2%
Internet & Direct Marketing Retail	1,592,188	2.7%
Internet Software & Services	6,052,379	10.2%
Machinery	403,789	0.7%
Metals & Mining	1,211,395	2.1%
Multiline Retail	898,203	1.5%
Oil, Gas & Consumable Fuels	1,643,902	2.8%
Personal Products	863,366	1.5%
Pharmaceuticals	3,378,385	5.8%
Real Estate Management & Development	812,893	1.4%
Semiconductors & Semiconductor Equipment	3,567,469	6.1%
Software	935,442	1.6%
Specialty Retail	732,462	1.3%
Technology Hardware, Storage & Peripherals	2,081,065	3.6%
Textiles, Apparel & Luxury Goods	1,168,212	1.9%
Transportation Infrastructure	349,348	0.6%
Other Net Assets	974,779	1.7%
Total	$58,559,357	100.0%

See accompanying notes to schedule of portfolio investments.

3

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Fund	July 31, 2018 (Unaudited)

The Asia Fund invested in securities with exposure to the following countries as of July 31, 2018:

	Value	% of Net Assets
China	$19,634,931	33.5%
Hong Kong	7,481,020	12.8%
India	13,055,003	22.3%
Indonesia	903,874	1.5%
Singapore	1,350,040	2.3%
South Korea	12,575,567	21.5%
Taiwan	2,145,699	3.7%
United States	438,444	0.7%
Other Net Assets	974,779	1.7%
Total	$58,559,357	100.0%

See accompanying notes to schedule of portfolio investments.

4

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2018 (Unaudited)

	Shares	Value
Common Stocks (95.9%)
AIA Group Ltd. (Insurance)	500,400	$4,367,215
Al Rajhi Bank (Banks)	65,600	1,546,493
Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	105,494	19,751,642
Alsea SAB de CV (Hotels, Restaurants & Leisure)	833,572	2,872,705
Amorepacific Corp. (Personal Products)	20,556	4,916,164
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	244,896	3,399,191
Asian Paints Ltd. (Chemicals)	150,484	3,184,784
Banco do Brasil SA (Banks)	501,275	4,338,586
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	5,909,100	4,708,092
Britannia Industries Ltd. (Food Products)	79,281	7,563,024
Capitec Bank Holdings Ltd. (Banks)	35,600	2,574,048
CD Projekt SA* (Software)	32,400	1,751,567
China Merchants Bank Co. Ltd. (Banks)	1,906,500	7,444,988
Clicks Group Ltd. (Food & Staples Retailing)	159,400	2,340,854
Commercial International Bank (Banks)	538,300	2,536,837
Credicorp Ltd. (Banks)	10,720	2,452,414
Crompton Greaves Consumer Electricals (Household Durables)	775,498	2,748,958
Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	118,601	4,880,431
DP Eurasia NV* (Hotels, Restaurants & Leisure)	1,162,800	2,374,369
E-Mart Co. Ltd. (Food & Staples Retailing)	23,772	4,643,882
FirstRand Ltd. (Diversified Financial Services)	672,909	3,541,976
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	391,000	3,140,932
Godrej Consumer Products Ltd. (Personal Products)	225,060	4,321,690
Grupo Financiero Banorte Sab de CV (Banks)	610,300	4,257,595
HDFC Bank Ltd. (Banks)	341,758	10,861,207
Hindustan Unilever Ltd. (Household Products)	186,706	4,714,340
Hotel Shilla Co. Ltd. (Specialty Retail)	50,048	4,465,615
IHH Healthcare Berhad (Health Care Providers & Services)	1,890,300	2,749,612
JD.Com, Inc. ADR* (Internet & Direct Marketing Retail)	58,137	2,084,793
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	650,959	6,567,281
Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	420,960	2,140,475
KAZ Minerals PLC* (Metals & Mining)	167,100	1,856,033
Lojas Renner SA (Multiline Retail)	430,200	3,519,370
Midea Group Co. Ltd., Class A (Household Durables)	219,562	1,531,289
Mr. Price Group Ltd. (Specialty Retail)	114,900	2,053,008
MRV Engenharia e Participacoes SA (Household Durables)	772,300	2,730,946
Naspers Ltd. (Media)	31,084	7,657,624
NetEase, Inc. ADR (Internet Software & Services)	15,861	4,092,138
Netmarble Games Corp. (Software)	34,781	4,493,388
New Oriental Education & Technology Group, Inc. ADR (Diversified Consumer Services)	73,375	6,313,185
OAO Rosneft Oil Co. GDR (Oil, Gas & Consumable Fuels)	432,700	2,855,820
Oppein Home Group, Inc., Class A (Household Durables)	155,575	2,545,856
Pagseguro Digital Ltd., Class A* (IT Services)	74,500	2,005,540
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	771,500	7,155,896
PT Bank Central Asia TBK (Banks)	2,522,100	4,072,277
PT Kalbe Farma TBK (Pharmaceuticals)	34,308,535	3,082,175
PT Telekomunikasi Indonesia Persero TBK (Diversified Telecommunication Services)	10,985,000	2,720,531
PT Unilever Indonesia TBK (Household Products)	753,001	2,259,264
Raia Drogasil SA (Food & Staples Retailing)	241,500	4,773,755
Rumo SA* (Road & Rail)	1,106,011	4,367,811
SA SA International Holdings Ltd. (Specialty Retail)	1,926,000	1,025,721
	Shares	Value
Sands China Ltd. (Hotels, Restaurants & Leisure)	625,600	$3,220,142
Sberbank of Russia ADR (Banks)	234,806	3,308,417
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	1,018,718	8,994,087
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	488,000	3,921,727
TAL Education Group ADR* (Diversified Consumer Services)	216,913	6,939,047
Tencent Holdings Ltd. (Internet Software & Services)	430,200	19,468,841
Vietnam Dairy Products JSC (Food Products)	579,160	4,184,481
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	204,963	1,977,893
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	950,500	2,775,290
Wise Talent Information Technology Co. Ltd.* (Capital Markets)	99,000	358,851
X5 Retail Group NV GDR (Food & Staples Retailing)	103,380	2,770,584
Yandex NV* (Internet Software & Services)	104,201	3,747,068
Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	71,258	2,570,989
TOTAL COMMON STOCKS
(Cost $246,027,641)		274,590,804
TOTAL INVESTMENTS
(Cost $246,027,641) — 95.9%		274,590,804
Other Net Assets (Liabilities) — 4.1%		11,751,081
NET ASSETS — 100.0%		$286,341,885

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Emerging Markets Great Consumer Fund invested in the following industries as of July 31, 2018:

	Value	% of Net Assets
Banks	$43,392,862	15.2%
Capital Markets	358,851	0.1%
Chemicals	3,184,784	1.1%
Diversified Consumer Services	13,252,232	4.7%
Diversified Financial Services	3,541,976	1.2%
Diversified Telecommunication Services	2,720,531	1.0%
Food & Staples Retailing	17,304,365	6.2%
Food Products	11,747,505	4.1%
Health Care Providers & Services	10,856,895	3.8%
Hotels, Restaurants & Leisure	16,319,612	5.6%
Household Durables	9,557,049	3.4%
Household Products	6,973,604	2.4%
Insurance	11,523,111	4.0%
Internet & Direct Marketing Retail	8,943,117	3.1%
Internet Software & Services	47,059,689	16.4%
IT Services	2,005,540	0.7%
Media	7,657,624	2.7%
Metals & Mining	1,856,033	0.6%
Multiline Retail	3,519,370	1.2%
Oil, Gas & Consumable Fuels	2,855,820	1.0%
Personal Products	9,237,854	3.1%
Pharmaceuticals	9,649,456	3.4%
Road & Rail	4,367,811	1.5%
Semiconductors & Semiconductor Equipment	3,921,727	1.4%
Software	6,244,955	2.2%
Specialty Retail	7,544,344	2.7%
Transportation Infrastructure	8,994,087	3.1%
Other Net Assets	11,751,081	4.1%
Total	$286,341,885	100.0%

See accompanying notes to schedule of portfolio investments.

5

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer Fund	July 31, 2018 (Unaudited)

The Emerging Markets Great Consumer Fund invested in securities with exposure to the following countries as of July 31, 2018:

	Value	% of Net Assets
Brazil	$21,736,008	7.7%
Cayman Islands	358,851	0.1%
China	99,747,367	34.9%
Egypt	2,536,837	0.9%
Hong Kong	11,754,010	4.1%
India	36,793,194	12.9%
Indonesia	12,134,247	4.2%
Mexico	9,905,590	3.5%
Netherlands	2,374,369	0.8%
Peru	2,452,414	0.9%
Philippines	2,140,475	0.7%
Poland	1,751,567	0.6%
Russia	12,681,889	4.4%
Saudi Arabia	1,546,493	0.5%
South Africa	18,167,510	6.3%
South Korea	21,268,661	7.4%
Taiwan	3,921,727	1.4%
Thailand	4,708,092	1.6%
United Kingdom	1,856,033	0.6%
United States	2,570,989	0.9%
Vietnam	4,184,481	1.5%
Other Net Assets	11,751,081	4.1%
Total	$286,341,885	100.0%

See accompanying notes to schedule of portfolio investments.

6

Mirae Asset Discovery Funds
Notes to Financial Statements	July 31, 2018 (Unaudited)

1. Organization

Mirae Asset Discovery Funds (the “Trust”) is organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of July 31, 2018, the Trust is comprised of the following three funds: Emerging Markets Fund, Asia Fund and Emerging Markets Great Consumer Fund. Each may be referred to individually as a “Fund” and collectively as the “Funds”. A fourth fund, the Emerging Markets Corporate Debt Fund, has not yet commenced operations.

Each Fund is classified as diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2. Significant Accounting Policies

The Funds are investment companies and accordingly follow accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investments Companies, as amended. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their Schedules of Portfolio Investments. The policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from these estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the value that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities (e.g., preferred and common stocks), exchange-traded funds and rights listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their last sale price on the relevant exchange as of the close of regular trading on that exchange. All equity securities that are not traded on a listed exchange or automated quotation system are valued at the last sale price at the close of the US market (i.e., usually the close of the regular trading on the New York Stock Exchange (“NYSE”)) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees of the Trust (the “Board”, and the members thereof, the “Trustees”).

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise fair value will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of depositary receipts, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Manager”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates the net asset value. The Manager believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be "fair valued" by an independent pricing service or by the Manager's Valuation Committee, in accordance with a valuation policy approved by the Board, to take those factors into account.

Each Fund uses fair value pricing to seek to ensure that such Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short-term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 —	quoted prices in active markets for identical assets
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

7

• Level 3 —	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security).

A summary of the valuations as of July 31, 2018, based upon the three levels defined above, are identified below for each Fund.

	Level 1	Level 2	Level 3	Total Investments

Emerging Markets Fund
Common Stocks*	$78,624,913	$—	$—	$78,624,913
Preferred Stock*	776,640	—	—	776,640
Total Investments	$79,401,553	$—	$—	$79,401,553

Asia Fund
Common Stocks*	$57,584,578	$—	$—	$57,584,578
Total Investments	$57,584,578	$—	$—	$57,584,578

Emerging Markets Great Consumer Fund
Common Stocks*	$274,590,804	$—	$—	$274,590,804
Total Investments	$274,590,804	$—	$—	$274,590,804

For the period ended July 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end.

Transfers that occurred from Level 1 to Level 2 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings, and transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting certain international portfolio holdings no longer being required are as follows:

	Transfers from	Transfers from
	Level 1 to Level 2	Level 2 to Level 1
Emerging Markets Fund	$—	$54,381,069
Asia Fund	—	43,989,991
Emerging Markets Great Consumer Fund	—	182,977,727

Foreign Currency Transactions

The accounting records of the Funds are maintained in US dollars. Non-US dollar denominated amounts are translated into US dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

i)	value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii)	purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Funds do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Investment income from non-US sources received by a Fund is generally subject to non-US withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable US income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discount.  Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Investment Risks

Asset Allocation Risk

Each Fund’s ability to achieve its investment objective will depend, in part on the investment manager’s ability to select the best asset allocation of assets across the various developed and emerging markets. This is a risk that the manager’s evaluations and assumptions may be incorrect in view of actual market condition.

8

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. A fund that concentrates its investments will be more susceptible to risks associated with that concentration and will be more sensitive to adverse impact from credit risk relating to such issuers than a fund that is more diversified. Funds that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These Funds may be more volatile than a more geographically diversified fund. The Schedules of Portfolio Investments provide information on each Fund’s holdings, including industry and/or geographical composition, as relevant.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in great price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Equity Securities Risk

Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by US entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than US investments. In addition, foreign markets can perform differently from the US market.

Growth Investing Risk

Investments in growth focused companies may be more volatile than other stocks or the market as a whole.  Growth focused companies may be in early stages of business development or have smaller market capitalizations causing their securities to be more sensitive to economic downturns in the broader market.  The price of securities issued by growth-focused companies may be more sensitive to the companies’ current or expected earnings.

4. Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no such events require recognition or disclosure in these financial statements.

9

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	9/26/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter T.C. Lee
Peter T.C. Lee, President and Principal Executive Officer

Date	9/26/18

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial and Accounting Officer

Date	9/26/18